LEGAL SETTLEMENTS AND LOSS CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements And Loss Contingencies.	$ 20
Accrued Amount Legal Sttlement	901	$ 373
Ciprofloxacin Settlement	$ 225